Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 201,755	$ 476,380
Short-term investments	1,212	11,675
Accounts receivable (note 4)	23,742	14,149
Loans to affiliate (note 4)	237,908	54,068
Prepaid expenses	31,139	22,671
Gross investment in lease (note 5)	21,170	21,170
Total current assets	516,926	600,113
Vessels (note 6)	5,095,723	4,992,271
Deferred charges (note 7)	64,655	53,971
Gross investment in lease (note 5)	37,783	58,953
Goodwill	75,321	75,321
Other assets (note 8)	67,308	106,944
Fair value of financial instruments (note 18(d))	37,677	60,188
Total assets	5,895,393	5,947,761
Current liabilities:
Accounts payable and accrued liabilities (note 15(a))	65,208	65,634
Current portion of deferred revenue (note 9)	27,671	27,683
Current portion of long-term debt (note 10)	298,010	388,159
Current portion of other long-term liabilities (note 11)	18,543	38,930
Fair value of financial instruments (note 18(d))	7,505
Total current liabilities	416,937	520,406
Deferred revenue (note 9)	7,343	4,143
Long-term debt (note 10)	3,084,409	2,853,459
Other long-term liabilities (note 11)	253,542	572,673
Fair value of financial instruments (note 18(d))	387,938	425,375
Share capital (note 12):
Common and Preferred Shares	1,209	882
Treasury shares	(379)	(379)
Additional paid in capital	2,238,872	2,023,622
Deficit	(459,161)	(411,792)
Accumulated other comprehensive loss	(35,317)	(40,628)
Total Shareholders' equity	1,745,224	1,571,705
Total liabilities and shareholders' equity	5,895,393	5,947,761
Commitments and contingent obligations (note 16)
Subsequent events (note 19)	$ 0	$ 0